Share-Based Compensation - Schedule of Status of the Company's Restricted Share Units (RSUs) (Details) - Restricted Stock Units - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Shares
Non-vested at beginning of period (in shares)	35,336	18,277	0
Granted (in shares)	18,174	23,151	18,277
Vested (in shares)	13,806	6,092	0
Forfeited (in shares)	667	0	0
Non-vested at end of period (in shares)	39,037	35,336	18,277
Weighted Average Grant Date Fair Value
Non-vested at beginning of period (in shares) (in dollars per share)	$ 22.84	$ 20.63	$ 0
Granted (in dollars per share)	30.94	24.68	20.63
Vested (in dollars per share)	22.32	23.81	0
Forfeited (in dollars per share)	32.01	0	0
Non-vested at end of period (in dollars per share)	$ 26.64	$ 22.84	$ 20.63